SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2025
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimates of useful lives	3 years
Estimates of residual values	5.00%
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimates of useful lives	10 years
Estimates of residual values	5.00%
Other Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimates of useful lives	10 years
Estimates of residual values	5.00%